SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 002 - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	46-0306862
Plan number	002
Participant loans	$ 2,493,218
Asset held for investment	$ 261,747,616
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.30%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	8.50%
Daktronics, Inc. common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	1,750,952	2,122,054
Current Value	$ 22,219,583
Common collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	27,876,561
Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 209,158,254
Investment, Identifier [Axis]: American Funds EuroPacific
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	213,547
Current Value	$ 12,110,254
Investment, Identifier [Axis]: Investment Company of America - R6 (Large cap fund)
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	368,398
Current Value	$ 20,545,534
Investment, Identifier [Axis]: JP Morgan Large Cap Growth -R6
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	520,710
Current Value	$ 40,776,769
Investment, Identifier [Axis]: John Hancock Disciplined Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	187,703
Current Value	$ 4,138,842
Investment, Identifier [Axis]: John Hancock Disciplined Value Mid Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	381,632
Current Value	$ 9,849,912
Investment, Identifier [Axis]: Pimco Total Return Fund (Bond fund)
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	765,874
Current Value	$ 6,632,471
Investment, Identifier [Axis]: Principal Stable Value Z Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	401,496
Current Value	$ 10,304,183
Investment, Identifier [Axis]: Principal/BlackRock S&P 500 Index CIT N Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	68,059
Current Value	$ 17,572,378
Investment, Identifier [Axis]: T Rowe Price Mid-Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	155,424
Current Value	$ 14,314,584
Investment, Identifier [Axis]: T Rowe Price Small Capitalization Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	225,353
Current Value	$ 11,770,168
Investment, Identifier [Axis]: Vanguard Balances Index FD-I
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	366,362
Current Value	$ 17,090,805
Investment, Identifier [Axis]: Vanguard Mid Cap Index-ADM
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	17,917
Current Value	$ 5,684,581
Investment, Identifier [Axis]: Vanguard Small Cap Index FD-ADM
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	44,776
Current Value	$ 4,638,781
Investment, Identifier [Axis]: Vanguard Target Retirement 2020
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	25,864
Current Value	$ 698,582
Investment, Identifier [Axis]: Vanguard Target Retirement 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	137,525
Current Value	$ 2,611,599
Investment, Identifier [Axis]: Vanguard Target Retirement 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	146,985
Current Value	$ 5,631,014
Investment, Identifier [Axis]: Vanguard Target Retirement 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	203,840
Current Value	$ 4,934,975
Investment, Identifier [Axis]: Vanguard Target Retirement 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	196,660
Current Value	$ 8,558,660
Investment, Identifier [Axis]: Vanguard Target Retirement 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	319,781
Current Value	$ 9,532,662
Investment, Identifier [Axis]: Vanguard Target Retirement 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	220,569
Current Value	$ 11,032,844
Investment, Identifier [Axis]: Vanguard Target Retirement 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	163,710
Current Value	$ 9,135,005
Investment, Identifier [Axis]: Vanguard Target Retirement 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	80,644
Current Value	$ 4,147,529
Investment, Identifier [Axis]: Vanguard Target Retirement 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	8,741
Current Value	$ 294,919
Investment, Identifier [Axis]: Vanguard Target Retirement 2070
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	10,957
Current Value	$ 293,434
Investment, Identifier [Axis]: Vanguard Target Retirement Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	38,130
Current Value	$ 507,895
Investment, Identifier [Axis]: Vanguard Total BD MKT INDX-ADM
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	262,696
Current Value	$ 2,537,643
Investment, Identifier [Axis]: Vanguard Total Int ST IDX-AD
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	49,136
Current Value	$ 1,688,792